NOTE 13 - EARNINGS PER SHARE (Details) - shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,280	0	0